Note 6 - Intangibles (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Disclosure Text Block [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]
	As of September 30, 2015
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Amortized intangible assets:
Reacquired franchise rights	$1,296,248	$108,916	$1,187,332
Customer relationships	387,793	101,652	286,141
Reacquired development rights	923,250	79,239	844,011
	$2,607,291	$289,807	$2,317,484
Unamortized intangible assets:
Goodwill			2,948,363
Total intangible assets			$5,265,847

December 31, 2014

Reacquired franchise rights	$81,000
Customer relationships	72,000
Total intangible assets	$153,000

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
2015	$129,101
2016	518,896
2017	368,634
2018	325,000
2019	325,000
Thereafter	650,853
Total	$2,317,484

2015	$47,571
2016	47,571
2017	11,571
2018	11,571
2019	11,571
Thereafter	23,143
Total	$153,000